Debt - Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Revolving credit agreements	$ 0	$ 0
5.6% to 7.9% mortgage notes due in installments through 2027	0	29,664
Riverfront permanent loan	88,789	88,653
Long-term debt, current and non-current	88,789	118,317
Less portion due within one year	0	4,463
Total long term debt	$ 88,789	$ 113,854